CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Contingencies [Abstract]
Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$
LATAM Finance Limited	Grand Court of the Cayman Islands	-	Request for a provisional bankruptcy process.
On May 26, 2020, LATAM Finance Limited submitted a request for a provisional liquidation in the Grand Court of the Cayman Islands, covered in the reorganization proceeding filed before the Bankruptcy Court of the United States of America, which was accepted on May 27, 2020 by the Grand Court of the Cayman Islands. On September 28, 2020, LATAM Finance Limited filed a petition to suspend the liquidation. On October 9, 2020, the Grand Court of Cayman Islands accepted the petition and extended the status of temporary liquidation for a period of 6 months. On May 13, 2021, LATAM Finance Limited filed a petition to suspend the liquidation. On May 18, 2021, the Grand Court of Cayman Islands accepted the petition and extended the status of temporary liquidation until October 9, 2021. On December 1, 2021, LATAM Finance Limited filed a petition to suspend the liquidation, which was accepted by the Grand Court of Cayman Islands. This extended the status of the provisional liquidation through April 9, 2022. On August 22, 2022, LATAM Finance Limited petitioned for a suspension of the liquidation, which was granted by the Grand Court of the Cayman Islands. The provisional liquidation was extended to October 9, 2022 and the process continues in effect. That petition was sustained by the Grand Court of the Cayman Islands on October 4, 2022. On September 30, 2022, LATAM Finance Limited filed an application for validation of security obligations arising in connection with the DIP to Exit and new DIP facilities. On October 04, 2022, the Grand Court made an Order validating such application. Currently the proceeding remains open.
-0-

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$
Peuco Finance Limited	Grand Court of the Cayman Islands	-	Request for a provisional bankruptcy process.
On May 26,2020, Peuco Finance Limited submitted a request for a provisional liquidation in Grand Court of the Cayman Islands, covered in the reorganization proceeding filed before the Bankruptcy Court of the United States of America, which was accepted on May 27, 2020 by the Grand Court of the Cayman Islands. On September 28, 2020, Peuco Finance Limited filed a petition to suspend the liquidation. On October 9, 2020, the Grand Court of Cayman Islands accepted the petition and extended the status of temporary liquidation for a period of 6 months. The lawsuit continues to be active. On May 13, 2021, Peuco Finance Limited filed a petition to suspend the liquidation. On May 18, 2021, the Grand Court of Cayman Islands accepted the petition and extended the status of temporary liquidation until October 9, 2021. On December 1, 2021, Peuco Finance Limited filed a petition to suspend the liquidation, which was accepted by the Grand Court of Cayman Islands. This extended the status of the provisional liquidation through April 9, 2022. On August 22, 2022, Peuco Finance Limited petitioned for a suspension of the liquidation, which was granted by the Grand Court of the Cayman Islands. The provisional liquidation was extended to October 9, 2022 and the process continues in effect. That petition was sustained by the Grand Court of the Cayman Islands on October 4, 2022. On September 30, 2022, Peuco Finance Limited filed an application for validation of security obligations arising in connection with the DIP to Exit and new DIP facilities. On October 04, 2022, the Grand Court made an Order validating such application. Currently the proceeding remains open.
-0-
Piquero Leasing Limited	Grand Court of the Cayman Islands	-	Request for a provisional bankruptcy process.
On July 08, 2020, Piquero Leasing Limited submitted a request for a provisional liquidation in Grand Court of the Cayman Islands, covered in the reorganization proceeding filed before the Bankruptcy Court of the United States of America, which was accepted on July 10, 2020, by the Grand Court of the Cayman Islands. Piquero Leasing Limited entered a motion to suspend the liquidation on September 28, 2020.  On October 9, 2020 the Grand Court of the Cayman Islands granted the motion and extended the provisional liquidation status for 6 months. On May 13, 2021, Piquero Leasing Limited filed a petition to suspend the liquidation. On May 18, 2021, the Grand Court of Cayman Islands accepted the petition and extended the status of temporary liquidation until October 9, 2021. On December 1, 2021, Piquero Leasing Limited filed a petition to suspend the liquidation, which was accepted by the Grand Court of Cayman Islands. This extended the status of the provisional liquidation through April 9, 2022. On August 22, 2022, Piquero Leasing Limited petitioned for a suspension of the liquidation, which was granted by the Grand Court of the Cayman Islands. The provisional liquidation was extended to October 9, 2022 and the process continues in effect. Currently the proceeding remains open.
-0-

Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$
LATAM Airlines Group S.A. y Lan Cargo S.A.	Comisión Europea	–	Investigation of alleged infringements to free competition of cargo airlines, especially fuel surcharge. On December 26th, 2007, the General Directorate for Competition of the European Commission notified Lan Cargo S.A. and LATAM Airlines Group S.A. the instruction process against twenty-five cargo airlines, including Lan Cargo S.A., for alleged breaches of competition in the air cargo market in Europe, especially the alleged fixed fuel surcharge and freight.
On April 14th, 2008, the notification of the European Commission was replied. The appeal was filed on January 24, 2011.
On May 11, 2015, we attended a hearing at which we petitioned for the vacation of the Decision based on discrepancies in the Decision between the operating section, which mentions four infringements (depending on the routes involved) but refers to Lan in only one of those four routes; and the ruling section (which mentions one single conjoint infraction).
On November 9th, 2010, the General Directorate for Competition of the European Commission notified Lan Cargo S.A. and LATAM Airlines Group S.A. the imposition of a fine in the amount of ThUS$9,133 (€8,220,000 Euros)
This fine is being appealed by Lan Cargo S.A. and LATAM Airlines Group S.A. On December 16, 2015, the European Court of Justice revoked the Commission’s decision because of discrepancies. The European Commission did not appeal the decision, but presented a new one on March 17, 2017 reiterating the imposition of the same fine on the eleven original airlines. The fine totals €776,465,000 Euros. It imposed the same fine as before on Lan Cargo and its parent, LATAM Airlines Group S.A., totaling €8.2 million Euros. On May 31, 2017 Lan Cargo S.A. and LATAM Airlines Group S.A. filed a petition with the General Court of the European Union seeking vacation of this decision. We presented our defense in December 2017. On July 12, 2019, we attended a hearing before the European Court of Justice to confirm our petition for vacation of judgment or otherwise, a reduction in the amount of the fine.  On March 30, 2022, the European Court issued its ruling and lowered the amount of our fine from ThUS$9,133(€8,220,000 Euros) to ThUS$2,477 (€2,240,000 Euros). This ruling was appealed by LAN Cargo S.A. and LATAM on June 9, 2022. The other eleven airlines also appealed the ruling affecting them. The European Commission responded to our appeal of September 7, 2022. Lan Cargo S.A. and LATAM answered the Commission’s arguments on November 11, 2022. Finally, the European Commission replied to our defense in January 2023. On February 13, 2023, LAN Cargo, S.A. and LATAM requested the European Court to hold an oral hearing to ensure the Court's full understanding of some points of the discussion. The European Court set the hearing date as April 10, 2024.
2,477

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$
Lan Cargo S.A. y LATAM Airlines Group S.A.	In the Ovre Romerike Disrtict Court (Noruega) y Directie Juridische Zaken Afdeling Ceveil Recht (Países Bajos)	—	Lawsuits filed against European airlines by users of freight services in private lawsuits as a result of the investigation into alleged breaches of competition of cargo airlines, especially fuel surcharge. Lan Cargo S.A. and LATAM Airlines Group S.A., have been sued in court proceedings directly and/or in third party, based in England, Norway, the Netherlands and Germany, these claims were filed in England, Norway, the Netherlands and Germany, but are only ongoing in Norway and the Netherlands.
The two cases still pending, in Norway and the Netherlands, are in the evidence confirmation stage. The Norway case has been inactive since January 2014, but there has been judicial activity in the Netherlands case. In Netherlands, most of the airlines involved in this case have been forced to withdraw their claim against LATAM and Lan Cargo after their previous claims in the Chapter 11 proceedings before the New York Court were dismissed. So, Lufthansa, Lufthansa Cargo, British Airways, Air France, KLM, Martinair and Singapore have withdrawn their claims and now only the Thai Airways claim is still ongoing against LATAM and Lan Cargo.
-0-
Aerolinhas Brasileiras S.A.	Justicia Federal.	0008285-53.2015.403.6105	An action seeking to quash a decision and petitioning for early protection in order to obtain a revocation of the penalty imposed by the Brazilian Competition Authority (CADE) in the investigation of cargo airlines alleged fair trade violations, in particular the fuel surcharge.
This action was filed by presenting a guaranty – policy – in order to suspend the effects of the CADE’s decision regarding the payment of the following fines: (i) ABSA:ThUS$10,438; (ii) Norberto Jochmann: ThUS$201; (iii) Hernan Merino: ThUS$102; (iv) Felipe Meyer:ThUS$102. The action also deals with the affirmative obligation required by the CADE consisting of the duty to publish the condemnation in a widely circulating newspaper.  This obligation had also been stayed by the court of federal justice in this process.  Awaiting CADE’s statement. ABSA began a judicial review in search of an additional reduction in the fine amount.  The Judge’s decision was published on March 12, 2019, and we filed an appeal against it on March 13, 2019
11,106

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
Aerolinhas Brasileiras S.A.	Justicia Federal.	0001872-58.2014.4.03.6105	An annulment action with a motion for preliminary injunction, was filed on 28/02/2014, in order to cancel tax debts of PIS, CONFINS, IPI and II, connected with the administrative process 10831.005704/2006-43	The statement was authenticated on January 29, 2016. A new insurance policy was submitted on March 30, 2016 with the change to the guarantee requested by PGFN. On 05/20/2016 the process was sent to PGFN, which was manifested on 06/03/2016. The Decision denied the company's request in the lawsuit. The court (TRF3) made a decision to eliminate part of the debt and keep the other part (already owed by the Company, but which it has to pay only at the end of the process: ThUS$3,929–R$ 19,059,073.03 probable). We must await a decision on the Treasury appeal.	12,767
Tam Linhas Aéreas S.A.	Tribunal Regional Federal da 2a Região.	2001.51.01.012530-0 (vinculado a este proceso los Pas 19515.721154/2014-71, 19515.002963/2009-12)	Ordinary judicial action brought for the purpose of declaring the nonexistence of legal relationship obligating the company to collect the Air Fund.
Unfavorable court decision in first instance. Currently expecting the ruling on the appeal filed by the company.In order to suspend chargeability of Tax Credit a Guaranty Deposit to the Court was delivered for R$ 260,223,373.10-original amount in 2012/2013, which currently equals ThUS$84,078 (R$407,778,562.13). The court decision requesting that the Expert make all clarifications requested by the parties in a period of 30 days was published on March 29, 2016.  The plaintiffs’ submitted a petition on June 21, 2016 requesting acceptance of the opinion of their consultant and an urgent ruling on the dispute. No amount additional to the deposit that has already been made is required if this case is lost. A ruling is currently pending on the company’s appeal.
					84,078
Tam Linhas Aéreas S.A.	Secretaria da Receita Federal do Brasil.	10880.725950/2011-05	Ordinary judicial action brought for the purpose of declaring the nonexistence of legal relationship obligating the company to collect the Air Fund.	The objection (manifestação de inconformidade) filed by the company was rejected, which is why the voluntary appeal was filed. The case was assigned to the 1st Ordinary Group of Brazil’s Administrative Council of Tax Appeals (CARF) on June 8, 2015. TAM’s appeal was included in the CARF session held August 25, 2016. An agreement that converted the proceedings into a formal case was published on October 7, 2016. The company has received the results of the due diligence and presented a claim. We must wait for an administrative decision.	37,173

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
Tam Linhas Aéreas S.A.	Secretaria da Receita Federal do Brasil.	10880.722.355/2014-52	On August 19th, 2014 the Federal Tax Service issued a notice of violation stating that compensation credits Program (PIS) and the Contribution for the Financing of Social Security COFINS by TAM are not directly related to the activity of air transport.	An objection was filed administratively on September 17, 2014. The lower court rendered a partially favorable ruling on June 1, 2016 that reversed the previous separate fine. A voluntary remedy was filed on June 30, 2015 on which a judgment by the Board of Tax Appeals is pending. The case was sent to the Second Panel of the Fourth Room of the Third Judgment Section of the Board of Tax Appeals (abbreviated as CARF in Portuguese). The CARF judges partially sustained the company’s appeal to pay part of the debt (we did not appeal the other part). The Ministry of Finance of Brazil filed a special remedy. The CARF dismissed the Ministry’s remedy in September 2019, but it filed a complaint that was denied by the CARF. The final calculations by the Federal Internal Revenue Service are pending.	11,567

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
LATAM Airlines Group S.A.	22° Juzgado Civil de Santiago	C-29.945-2016	The Company received notice of a civil liability claim by Inversiones Ranco Tres S.A. on January 18, 2017. It is represented by Mr. Jorge Enrique Said Yarur. It was filed against LATAM Airlines Group S.A. for an alleged contractual default by the Company and against Ramon Eblen Kadiz, Jorge Awad Mehech, Juan Jose Cueto Plaza, Enrique Cueto Plaza and Ignacio Cueto Plaza, directors and officers, for alleged breaches of their duties. In the case of Juan Jose Cueto Plaza, Enrique Cueto Plaza and Ignacio Cueto Plaza, it alleges a breach, as controllers of the Company, of their duties under the incorporation agreement. LATAM has retained legal counsel specializing in this area to defend it.	The claim was answered on March 22, 2017 and the plaintiff filed its replication on April 4, 2017. LATAM filed its rejoinder on April 13, 2017, which concluded the argument stage of the lawsuit. A reconciliation hearing was held on May 2, 2017, but the parties did not reach an agreement. The Court issued the evidentiary decree on May 12, 2017. We filed a petition for reconsideration because we disagreed with certain points of evidence. That petition was partially sustained by the Court on June 27, 2017. The evidentiary stage commenced and then concluded on July 20, 2017. Observations to the evidence must now be presented. That period expires August 1, 2017. We filed our observations to the evidence on August 1, 2017. We were served the decision on December 13, 2017 that dismissed the claim since LATAM was in no way liable. The plaintiff filed an appeal on December 26, 2017. Arguments were pled before the Santiago Court of Appeals on April 23, 2019, and on April 30, 2019, this Court confirmed the ruling of the trial court absolving LATAM. The losing party was ordered to pay costs in both cases. On May 18, 2019, Inversiones Ranco Tres S.A. filed a remedy of vacation of judgment based on technicalities and on substance against the Appellate Court decision. The Appellate Court admitted both appeals on May 29, 2019. On August 11, 2021 Inversiones Ranco Tres S.A. requested the suspension of the hearing of the Appeal, after the recognition by the 2nd Civil Court of Santiago of the foreign reorganization procedure in accordance with Law No. 20,720, for the entire period that said procedure lasts, a request that was accepted by the Supreme Court. In December 2022 LATAM requested the end of the suspension, which was granted on February 17, 2023. Arguments were presented to the Supreme Court on April 27, 2023. On August 4, 2023, the Supreme Court dismissed the remedies of vacation of judgment based on substance and form filed by Inversiones Ranco Tres S.A.. The resolution rejecting the claim remains firm and enforceable. The assessment of personal and procedural costs in favor of LATAM was carried out by both the Court of Appeals and the Court of First Instance.	-0-
TAM Linhas Aéreas S.A.	10 ª Vara das Execuções Fiscais Federais de São Paulo	0061196-68.2016.4.03.6182	Tax Enforcement Lien No. 0020869-47.2017.4.03.6182 on Profit-Based Social Contributions from 2004 to 2007.	This tax enforcement was referred to the 10th Federal Jurisdiction on February 16, 2017. A petition reporting our request to submit collateral was recorded on April 18, 2017. At this time, the period is pending for the plaintiff to respond to our petition. The bond was replaced. The evidentiary stage has begun.	35,300

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A.	Secretaría de Receita Federal	5002912.29.2019.4.03.6100	A lawsuit disputing the debit in the administrative proceeding 16643.000085/2009-47, reported in previous notes, consisting of a notice demanding recovery of the Income and Social Assessment Tax on the net profit (SCL) resulting from the itemization of royalties and use of the TAM trademark	The lawsuit was assigned on February 28, 2019. A decision was rendered on March 1, 2019 stating that no guarantee was required. On 04/06/2020 TAM Linhas Aéreas S.A. had a favorable decision (sentence). The National Treasury can appeal. Today, we await the final decision.	10,292
TAM Linhas Aéreas S.A.	Delegacía de Receita Federal	10611.720852/2016-58	An improper charge of the Contribution for the Financing of Social Security (COFINS) on an import	There is no predictable decision date because it depends on the court of the government agency. On June 29, 2023, the company decided to propose a composition to the National Treasurer on payment of the debt, but with the legal deductions stipulated in Law 246/2022. We are awaiting a response from the authority.	15,253
TAM Linhas Aéreas S.A.	Delegacía de Receita Federal	16692.721.933/2017-80	The Internal Revenue Service of Brazil issued a notice of violation because TAM applied for credits offsetting the contributions for the Social Integration Program (PIS) and the Social Security Funding Contribution (COFINS) that do not bear a direct relationship to air transport (Referring to 2012).	An administrative defense was presented on May 29, 2018. The process has become a judicial proceeding.	30,800

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
SNEA (Sindicato Nacional das empresas aeroviárias)	União Federal	0012177-54.2016.4.01.3400	A claim against the 72% increase in airport control fees (TAT-ADR) and approach control fees (TAT-APP) charged by the Airspace Control Department (“DECEA”).	A decision is now pending on the appeal presented by SNEA. On January 30th, 2024, SNEA obtained a favorable court decision from the 2nd Instance (TRF1), regarding its appeal. The SNEA awaits the publication of the decision to assess the viability of possible appeals.	101,721
TAM Linhas Aéreas S.A.	União Federal	2001.51.01.020420-0	TAM and other airlines filed a recourse claim seeking a finding that there is no legal or tax basis to be released from collecting the Additional Airport Fee (“ATAERO”).	A decision by the superior court is pending. The amount is indeterminate because even though TAM is the plaintiff, if the ruling is against it, it could be ordered to pay a fee.	-0-
TAM Linhas Aéreas S.A.	Receita Federal do Brasil	19515-720.823/2018-11	An administrative claim to collect alleged differences in SAT payments for the periods 11/2013 to 12/2017.	A defense was presented on November 28, 2018. The Court dismissed the Company’s appeal in August 2019. Then on September 17, 2019, Company filed a voluntary appeal (CRSF (Administrative Tax Appeals Board)) that is pending a decision.	124,507
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.938832/2013-19	The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the second quarter of 2011, which were determined to be in the non-cumulative system	An administrative defense was argued on March 19, 2019. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	22,475
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.938834/2013-16	The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the third quarter of 2011, which were determined to be in the non-cumulative system.	An administrative defense was argued on March 19, 2019. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	16,669

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.938837/2013-41	The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the fourth quarter of 2011, which were determined to be in the non-cumulative system.	An administrative defense was argued on March 19, 2019. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	21,737
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.938838/2013-96	The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the first quarter of 2012, which were determined to be in the non-cumulative system.	We presented our administrative defense. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	13,987
LATAM Airlines Group Argentina, Brasil, Perú, Ecuador, y TAM Mercosur.	Juzgado de 1° Instancia en lo Civil y Comercial Federal N° 11 de la ciudad de Buenos Aires	1408/2017
Consumidores Libres Coop. Ltda. filed this claim on March 14, 2017 regarding a provision of services.  It petitioned for the reimbursement of certain fees or the difference in fees charged for passengers who purchased a ticket in the last 10 years but did not use it.

Federal Commercial and Civil Trial Court No. 11 in the city of Buenos Aires.  After 2 years of arguments on jurisdiction and competence, the claim was assigned to this court and an answer was filed on March 19, 2019. The Court ruled in favor of the defendants on March 26, 2021, denying the precautionary measure petitioned by the plaintiff. The plaintiff requested on several occasions the opening of the trial, which was rejected by the Court due to the lack of notification of previous resolutions. The evidentiary stage has not yet begun in this case.
					-0-
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10.880.938842/2013-54	The decision denied the petition for reassignment and did not equate the COFINS credit statements for the third quarter of 2012 that had been determined to be in the non-accumulative system.	We presented our administrative defense. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	16,076

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10.880.938844/2013-43	The decision denied the petition for reassignment and did not equate the COFINS credit statements for the third quarter of 2012 that had been determined to be in the non-accumulative system.	We presented our administrative defense. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.	14,721
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.938841/2013-18	The decision denied the petition for reassignment and did not equate the COFINS credit statements for the second quarter of 2012 that had been determined to be in the non-accumulative system.	We presented our administrative defense. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.	14,509
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10840.727719/2019-71	Collection of PIS / COFINS tax for the period of 2014.	We presented our administrative defense on January 11, 2020. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.	43,256
Latam-Airlines Ecuador S.A.	Tribunal Distrital de lo Fiscal	17509-2014-0088	An audit of the 2006 Income Tax Return that disallowed fuel expenses, fees and other items because the necessary support was not provided, according to Management.
On August 6, 2018, the District Tax Claims Court rendered a decision denying the request for a refund of a mistaken payment.  An appeal seeking vacation of this judgment by the Court was filed on September 5th and we are awaiting a decision by the Appellate judges. As of December 31, 2018, the attorneys believed that the probability of recovering this sum had fallen to 30%-40% because of the pressure being put by the Executive Branch on the National Court of Justice and the Judiciary in general for rulings not to affect government revenues and because the case involves differences that are based on insufficient documentation supporting the expense. Given the percentage loss (above 50%), the accounting write-off of this recovery has been carried out. As of this date, the Sala Especializada de lo Contencioso Tributario de la Corte Nacional de Justicia has decided by ruling not to accept the appeal, so the Company is analyzing whether to take additional actions or close the process.
					12,505

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910559/2017-91	Compensation non equate by Cofins	It is about the non-approved compensation of Cofins. Administrative defense submitted (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.	12,623
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910547/2017-67	Compensation non equate by Cofins	We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.	14,579
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910553/2017-14	Compensation non equate by Cofins	We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.	14,063
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910555/2017-11	Compensation non equate by Cofins	We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.	14,815
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910560/2017-16	Compensation non equate by Cofins	We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.	12,953
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910550/2017-81	Compensation non equate by Cofins	We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.	15,001
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910549/2017-56	Compensation non equate by Cofins	We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.	12,552
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910557/2017-01	Compensation non equate by Cofins	We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal (CARF) that is pending a decision.	11,892
TAM Linhas Aéreas S.A	Receita Federal do Brasil	10840.722712/2020-05	Administrative trial that deals with the collection of PIS/Cofins proportionality (fiscal year 2015).	We presented our administrative defense (Manifestação de Inconformidade). A decision is pending. The Company filed a voluntary appeal (CARF) that is pending a decision.	34,537

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A.	Receita Federal do Brasil	10880.978948/2019-86	It is about the non-approved compensation/reimbursement of Cofins for the 4th Quarter of 2015.	TAM filed its administrative defense on July 14, 2020. A decision is pending. The Company filed a voluntary appeal (CARF) that is pending a decision.	19,178
TAM Linhas Aéreas S.A.	Receita Federal do Brasil	10880.978946/2019-97	It is about the non-approved compensation/reimbursement of Cofins for the 3th Quarter of 2015	TAM filed its administrative defense on July 14, 2020. A decision is pending. The Company filed a voluntary appeal (CARF) that is pending a decision.	11,607
TAM Linhas Aereas S.A.	Receita Federal do Brasil	10880.978944/2019-06	It is about the non-approved compensation/reimbursement of Cofins for the 2th Quarter of 2015	TAM filed its administrative defense on July 14, 2020. A decision is pending. The Company filed a voluntary appeal (CARF) that is pending a decision.	12,299
Latam Airlines Group S.A	23° Juzgado Civil de Santiago	C-8498-2020	Class Action Lawsuit filed by the National Corporation of Consumers and Users (CONADECUS) against LATAM Airlines Group S.A. for alleged breaches of the Law on Protection of Consumer Rights due to flight cancellations caused by the COVID-19 Pandemic, requesting the nullity of possible abusive clauses, the imposition of fines and compensation for damages in defense of the collective interest of consumers. LATAM has hired specialist lawyers to undertake its defense.	On 06/25/2020 we were notified of the lawsuit. On 04/07/2020 we filed a motion for reversal against the ruling that declared the action filed by CONADECUS admissible, the decision is pending to date. On 07/11/2020 we requested the Court to comply with the suspension of this case, ruled by the 2nd Civil Court of Santiago, in recognition of the foreign reorganization procedure pursuant to Law No. 20,720, for the entire period that said proceeding lasts, a request that was accepted by the Court. CONADECUS filed a remedy of reconsideration and an appeal against this resolution should the remedy of reconsideration be dismissed. The Court dismissed the reconsideration on August 3, 2020, but admitted the appeal. On March 1, 2023, the Court of Appeals resolved to omit the hearing of the case and pronouncement regarding the appeal, in view of the fact that in January 2023 LATAM's request the end of the suspension of the process that was decreed by resolution of July 17, 2020 in case file C-8498-2020 of the 23rd Civil Court of Santiago, for which the file was sent to the first instance to continue processing. On November 24, 2023, the Court dismissed LATAM’S motion for reversal against the ruling that declared the action filed by CONADECUS admissible. Accordingly, on December 4, 2023, LATAM filed the statement of defense. The amount at the moment is undetermined.	-0-

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
Latam Airlines Group S.A.	25° Juzgado Civil de Santiago	C-8903-2020	Class Action Lawsuit filed by AGRECU against LATAM Airlines Group S.A. for alleged breaches of the Law on Protection of Consumer Rights due to flight cancellations caused by the COVID-19 Pandemic, requesting the nullity of possible abusive clauses, the imposition of fines and compensation for damages in defense of the collective interest of consumers. LATAM has hired specialist lawyers to undertake its defense.	On July 7, 2020 we were notified of the lawsuit. We filed our answer to the claim on August 21, 2020. A settlement was reached with AGRECU at that hearing that was approved by the Court on October 5, 2020. On October 7, 2020, the 25th Civil Court confirmed that the decision approving the settlement was final and binding. CONADECUS filed a brief on October 4, 2020 to become a party and oppose the agreement, which was dismissed on October 5, 2020. It petitioned for an official correction on October 8, 2020 and the annulment of all proceedings on October 22, 2020, which were dismissed, costs payable by CONADECUS, on November 16, 2020 and November 20, 2020, respectively. LATAM presented reports on the implementation of the agreement on May 19, 2021, November 19, 2021 and May 19, 2022, which concluded its obligation to report on that implementation. On December 28, 2022 the Civil Court ordered the filing of the file. The National Consumer and User Association (CONADECUS) filed appeals against these decisions with the Santiago Appellate Court that were joined under Case #14,213-2020. Arguments were made on March 8, 2023. In a decision on August 8, 2023, the Appellate Court dismissed the appeals by CONADECUS, costs included. On August 26, 2023, CONADECUS filed a petition based on technicalities and substance against the Appellate Court ruling in order to have it reversed by the Supreme Court. LATAM petitioned that such appeals be declared inadmissible in a brief filed September 13, 2023. On November 30, 2023, the Supreme Court declared CONADECUS’ petition inadmissible. On December 7, 2023, LATAM requested the Appellate Court to determine the costs of the procedure which must be borne by CONADECUS. CONADECUS currently has no petitions against the settlement reached between LATAM and AGRECU. The amount at the moment is undetermined.	-0-
TAM Linhas Aéreas S.A	Receita Federal de Brasil	13074.726429/2021-41	It is about the non-approved compensation/reimbursement of Cofins for the periods 07/2016 to 06/2017.	TAM filed its administrative defense. (Manifestação de Inconformidade). A decision is pending	19,762
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	2007.34.00.009919-3(0009850-54.2007.4.01.3400)	A lawsuit seeking to review the incidence of the Social Security Contribution taxed on 1/3 of vacations, maternity payments and medical leave for accident.	A decision is pending	73,962

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A.	Tribunal del Trabajo de Brasília/DF	0000038-25.2021.5.10.0017	This civil suit was filed by the National Pilots Union seeking that the company be ordered to pay for meals daily when pilots are on alert status.	The hearing is scheduled for April 15, 2024.	13,923
TAM Linhas Aéreas S.A.	UNIÃO FEDERAL	0052711-85.1998.4.01.0000	An indemnity claim to collect a differentiated price from the Federal Union because of the disruption of the economic equilibrium in the concession agreements between 1988 and 1992. The indemnity, should the action prosper, cannot be estimated (Price Freeze).	The lawsuit began in 1993. In 1998, there was a decision favorable to TAM. The process reached the Court, and in 2019, the decision was against TAM. The company has appealed and a decision is pending.	-0-
TAM Linhas Aéreas S.A	Tribunal do Trabajo de São Paulo	1000115-90.2022.5.02.0312	A class action whereby the Air Transport Union is petitioning for payment of additional hazardous and unhealthy work retroactively and in the future for maintenance/CML employees.	The instruction hearing is pending in this case, scheduled for 12:02 p.m. on April 25, 2024	15,747
TAM Linhas Aéreas S.A	Receita Federal	15746.728063/2022-00	This is an administrative claim regarding alleged irregularities in the payment of Technical Assistance (SAT) in 2018.	The administrative defense has been presented and a decision is pending.	18,974

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A	União Federal	1003320-78.2023.4.06.3800	Legal action to discuss the debit of the administrative process 10611.720630/2017-16 (fine for violation of incorrect registration in DI- import declaration)	Distributed on January 19, 2023. The company obtained a precautionary measure suspending the collection without the need for a guarantee. Process awaiting response from the National Treasury	21,553
TAM Linhas Aéreas S.A	União Federal	12585.720017/2012-84	This is a petition to recover a credit (proportional) in the 3rd quarter of 2010 under the Social Security Financing Contribution program (abbreviated as COFINS in Portuguese).	An administrative defense was presented but was dismissed. The company filed a voluntary remedy before CARF that was also dismissed. A decision on the special remedy is now pending.	10,542
TAM Linhas Aéreas S.A	União Federal	10880-982.487/2020-80	This is a petition to recover a credit (proportional) in the 4rd quarter of 2016 under the Social Security Financing Contribution program (abbreviated as COFINS in Portuguese)	An administrative defense was presented but was dismissed. The company filed a voluntary remedy before CARF. A decision on the special remedy is now pending.	10,322
TAM Linhas Aéreas S.A	União Federal	10880-967.530/2022-49	This is a petition to recover a credit (proportional) in the 1rd quarter of 2018 under the Social Security Financing Contribution program (abbreviated as COFINS in Portuguese).	An administrative defense was presented. A decision is pending.	10,671
TAM Linhas Aéreas S.A	União Federal	10880-967.532/2022-38	This is a petition to recover a credit (proportional) in the 2rd quarter of 2018 under the Social Security Financing Contribution program (abbreviated as COFINS in Portuguese).	An administrative defense was presented and a decision is pending.	11,447

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A	União Federal	10880-967.533/2022-82	This is a petition to recover a credit (proportional) in the 4rd quarter of 2018 under the Social Security Financing Contribution program (abbreviated as COFINS in Portuguese).	An administrative defense was presented and a decision is pending.	20,154
TAM Linhas Aéreas S.A	União Federal	19613.725650/2023-86	A Notice of Violation prepared in the petition by the Social Integration Program (abbreviated as PIS in Portuguese) and by COFINS on taxable events allegedly occurring between May 2018 and December 2018.	An administrative defense was presented and a decision is pending.	14,174
LATAM Airlines Group S.A.	Tribunal de Defensa de la Libre Competencia	445-2022	On May 21, 2022, Agunsa filed a petition to TDLC for a preliminary preparatory measure of exhibition of documents in respect of Aerosan, Depocargo, Sociedad Concesionaria Nuevo Pudahuel and Fast Air in which Agunsa claimed that it was impacted by alleged anti-competition practices on the import cargo warehousing market at the Arturo Merino Benitez International Airport.
Fast Air was served on June 9, 2022 and on June 13, 2022, it lodged opposition against this petition, which was partially sustained by the Antitrust Court (TDLC) on July 19, 2022, in which the new exhibition date was set as August 22nd (the original date set by the court was July 1, 2022). On July 25, 2022, Fast Air requested a reconsideration of this latter court decision and petitioned that the temporary scope of the exhibition be reduced. Fast Air’s petition was sustained and the scope of the documents to be revealed was limited even further. On August 12th, Fast Air petitioned that a new date and time be set for the exhibition hearing. The court granted this latter request on August 17th and set the exhibition date as August 31st. Fast Air appeared with 368 files and asked for confidentiality and/or secrecy of all of the information presented. The public versions have already been added to the case file as final versions. Aerosan began a separate, but related, non-contentious inquiry on April 20, 2023 before the Anti-Trust Court (abbreviated as TDLC in Spanish) petitioning that the TDLC decide whether the enforcement of Exempt Resolution #152 of the National Customs Bureau would violate Decree Law 211. Said Resolution #152 granted Agunsa permission to operate as a cargo warehouse at the North Warehouse facility. On January 10, 2024, the Public Hearing of the case was held, which was in state of agreement. For the time being, the amount is indeterminate.
					-0-

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$
LATAM Airlines Group S.A.	Tribunal de Defensa de la Libre Competencia	489-2023	A preliminary precautionary measure was filed by the Tourism Companies Trade Association of Chile seeking that LATAM’s NDC system cease to be implemented or, alternatively, that collection of the Distribution Cost Recovery Fee be suspended and that LATAM be forbidden to limit the inventory of tickets available through the indirect distribution channel.	On May 24, 2023 the preliminary measure was initially rejected. However, after accepting an appeal for reinstatement of ACHET, said resolution was annulled on June 8, 2023, providing instead that partially accepts the precautionary measure only in terms of suspending the Distribution Cost Recovery Fee and prohibiting any unjustified limitation of the inventory of tickets available for the indirect distribution channel. Currently awaiting a final ruling from the Court. The preliminary measure cannot be implemented until such a decision is rendered. For the time being, the amount is indeterminate.	-0-
LATAM Airlines Group S.A.	23° Juzgado Civil de Santiago	C-8156-2022	A class action filed by CONADECUS against LATAM Airlines Group S.A. for alleged violations of the Consumer Protection Law because of the cancellation of tickets for international flights purchased through travel agencies. It petitioned for fines and damage indemnities to be imposed in defense of the collective and/or diffuse interest of consumers. LATAM has retained specialized legal counsel to defend it.	We were served the claim on September 21, 2023. On September 30, 2023, we filed a remedy of reconsideration against the decision that declared the lawsuit filed by CONADECUS admissible, which was dismissed by the Court on November 11, 2023. A decision on that appeal is pending at this time. On November 18, 2023, LATAM filed the statement of defense. For the time being, the amount is undetermined.	-0-

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A	União Federal	10880.967587/2022-48	This is about the unaccredited compensation/reimbursement and redress regarding the improper payment of the monthly federal social assistance contribution (Cofins, as abbreviated in Portuguese) made in the third quarter of 2018.	The administrative defense has been presented and a decision is pending.	11,518

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$
LATAM Airlines Group S.A.	Tribunal de Defensa de la Libre Competencia	NC-388-2011
On August 11, 2012, the Civil Aviation Administration (“JAC,” as abbreviated in Spanish) filed a petition for clarification with the Anti-Trust Court (“TDLC,” as abbreviated in Spanish) regarding Condition VIII.4 of Decision #37/2011 (“Condition VII.4”). The petition seeks to impose a temporary 5 years limitation on 23 frequencies assigned by the JAC to LATAM after Decision #37 was issued.

LATAM filed a brief with the TDLC on August 27, 2023, petitioning that the JAC petition for clarification be dismissed because it was an improper request to change Condition VIII.4. The TDLC dismissed the JAC’s petition for clarification on September 13, 2023. The JAC filed an appeal against the TDLC’s ruling dismissing its petition for clarification on September 23, 2023. LATAM petitioned that said appeal by the JAC be declared inadmissible on September 30, 2023. The TDLC declared it admissible (it admitted the appeal for processing) on October 2, 2023, and LATAM filed a remedy of reconsideration against that decision on October 7, 2023, accompanied by a legal opinion. The TDLC accepted LATAM’s remedy of reconsideration on October 17, 2023 and amended its previous ruling and dismissed the JAC’s petition for clarification. On October 23, 2023, the JAC presented an appeal to the Supreme Court requesting that the TDLC resolution be annulled and petitioned declared admissible the remedy of reconsideration. On November 3, 2023, LATAM became part of the de facto appeal and requested its rejection. On December 20, 2023, the TDLC sent a report to the Supreme Court. On January 6, 2024, the JAC presented a note in relation to the TDLC report. On January 9, 2024, LATAM presented a document in response to the JAC presentation in which it analyzed the TDLC report.
In a separate but related process, JetSmart filed a non-contentious inquiry on September 26, 2023, in relation to the terms of the future public tender of aviation frequencies on the Santiago-Lima route. JetSmart requested an injunction to suspend the tender and maintain the aviation frequency assignments as currently held until the inquiry has finalized. The TDLC declared the inquiry admissible on October 2, 2023, but only to begin a procedure to determine whether the rules in the terms of the public aviation frequency tender violate Decree Law 211, and dismissed the request for provisional measures. On October 4, 2023, JetSmart filed two motions for reconsideration against the TDLC’s decision. The JAC became a party to such motions on October 6, 2023 and LATAM became a party to the process on October 10, 2023, and it requested that the motions filed by JetSmart be dismissed. On October 16, 2023, the TDLC took into account the considerations presented by LATAM and rejected the two motions for reconsideration filed by JetSmart. On October 19, 2023 CONADECUS requested to become part of this process and requested the same injuction previously rejected twice by the TDLC. On October 23, 2023 LATAM submitted a brief to the TDLC requesting the rejection of saidinjuction now requested by CONADECUS. On October 23, 2023, a public auction was held by JAC for thirteen international frequencies for the Santiago - Lima route, LATAM won ten of thirteen of these routes. On October 24, 2023, JetSmart once again requested that an injunction be issued regarding the public tender of aviation frequencies on the Santiago-Lima route. On November 2, 2023, the TDLC rejected the request for injunctions submitted by JetSmart and CONADECUS. On December 5, 2023, JetSmart complied with TDLC procedural order and published in the Chilean official newspaper a notice calling interested parties and stakeholders to submit information and opinions regarding JetSmart’s inquiry . On December 21, 2023 the FNE requested to be an intervening party in the process and requested to extend the deadline to provide background information. The TDLC accepted the postponement, leaving the deadline for providing information as February 5, 2024. On February 1, 2024, LATAM submitted a brief to TDLC advocating for its position and providing background information regarding JetSmart’s inquiry.
-0-

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A.	União Federal	10880.967612/2022-93	This is a petition to recover a credit Cofins in the 1rd quarter of 2019 (proportional)	The administrative defense has been presented and a decision is pending.	11,416
TAM Linhas Aéreas S.A.	Superior Tribunal de Justiça (STJ)	0042711-61.2007.8.05.0001 (1449899)	Trial involving a commercial representation contract signed directly with the company Gm Serviços Auxiliares de Transporte Aéreo Ltda. alleging the irregular closing of the contract, requesting payment of compensation.	The procedure before the Court of Appeal is pending	11,231

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$
LATAM Airlines Group S.A Sucursal Perú	Tribunal Fiscal	12511-2022
Appeal for US$34 million presented on October 11, 2022, against the Intendencia resolution No. 4070140000100, which declared unfounded the claim filed by the Company on September, 20, 2022, against the Determination Resolutions for alleged omissions of the Income Tax corresponding to the period 2014 and associated fines for the violation typified in numeral 1 of article 178 of the Tax Code. The main objections relate to SUNAT's lack of knowledge of the application of article 8 of the CDI between Peru and Chile regarding: i) Income obtained from the exclusivity contract of the Latam Pass program with the Banco de Crédito del Perú, ii) Income from sale of miles to non-airline partners and associated cost (sale of miles from the Latam Pass program to legal companies).
				The resolution is pending.	34,000
TAM Linhas Aéreas S.A	UNIÃO FEDERAL	1012674-80.2018.4.01.3400	Legal actions for members to have the right to collect contributions in the payroll collectible on the basis of gross sales.
This claim was filed in 2018. In January 2020, a decision favorable to the Company was rendered so that contributions would be collected on the basis of gross income. The company recently learned that the Superior Courts are rendering decisions unfavorable to contributors. They have ruled against the contributor in a recent decision. In December/2023 the position was withdrawn.
-0-

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$
LATAM Airlines Perú S.A.	Tribunal Fiscal	Expediente de Apelación N° 2545-2023	Appeal against the resolution of the Intendencia No. 4070140000253 that declared the claim against Determination Resolutions No. 0120030126112 to 0120030126123 and RM No. 0120020037412 to 0120020037423 partially founded. The objections contested through the values indicated above correspond to the taxable base of the IGV for the national interline (domestic national sale).
On September 16, 2022, an appeal was filed against the determination and fine resolutions issued by SUNAT; being that, through Resolution of the Intendencia No. 4070140000253, the claim filed by the company was partially founded and, in addition, (i) it rectified Annexes No. 01, 04, 05 and 06 of RD No. 0120030126112 to No. 0120030126123. , (ii) the Annex to RM N° 0120020037412 to N° 0120020037423, (iii) the balance in favor of the IGV for the tax periods of January and July 2016 contained in RD N° 0120030126112 and 0120030126118; and, (iv) rectified and continued the collection of the tax debt contained in RD No. 0120030126113 to 0120030126117 and 0120030126119 to 0120030126123 and RM No. 0120020037412 to 0120020037423. On January 11, 2023, an appeal was filed against the aforementioned resolution, which was admitted for processing and elevated to room 9 of the Tax Court. Currently the file is pending resolution.
45,162
LATAM Airlines Perú S.A.	Superintendencia Nacional de Administración Tributaria (SUNAT)	Expediente de Reclamación N° 4070340000412.	Claim against Determination Resolution No. 0120030130232, Fine Resolution No. 0120020038314, notified on 12.22.2022 and Determination Resolution No. 0120030130245 for indirect disposal of income not susceptible to subsequent tax control linked to the objections made to determination of third category net income for fiscal year 2015
On January 26, 2023, the Company filed an appeal against the determination and fine resolutions issued by SUNAT. Through Resolution of the Intendencia No. 4070340000928 dated December 19, 2023, SUNAT declared the appeal filed by the Company founded and, consequently, Determination Resolutions No. 012-003-0130232, No. 012-003- 0130245 and Fine Resolution No. 012-002-0038314 are void. Currently, the Gerencia de Fiscalización I and the Gerencia de Fiscalización Internacional y de Precios de Transferencia de la Intendencia de Principales Contribuyentes Nacionales of the SUNAT are pending to issue the inspection requirements necessary to correct the invalidity defects declared by the Intendencia Nacional de Impugnaciones.
185,987
In order to deal with any financial obligations arising from legal proceedings in effect at December 31, 2023, whether civil, tax, or labor, LATAM Airlines Group S.A. and Subsidiaries, has made provisions, which are included in Other non-current provisions that are disclosed in Note 20.

The Company has not disclosed the individual probability of success for each contingency in order to not negatively affect its outcome.

(*) The Company has reported the amounts involved only for the lawsuits for which a reliable estimation can be made of the financial impacts and of the possibility of any recovery, pursuant to Paragraph 86 of IAS 37 Provisions, Contingent Liabilities and Contingent Assets.